As filed with the Securities and Exchange Commission on September 9, 2026

File No. 333-293887

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

AIM Counselor Series Trust

(Invesco Counselor Series Trust)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Houston, TX 77046

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919

(Registrant’s Area Code and Telephone Number)

Melanie Ringold, Esquire

11 Greenway Plaza, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Taylor V. Edwards, Esquire Invesco Advisers, Inc. 225 Liberty Street, 15th Fl.	Matthew R. DiClemente, Esquire Mena Larmour, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600
New York, NY 10281-1087	Philadelphia, PA 19103-7018

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered: Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of beneficial interest, without par value, of the Invesco Global Real Estate Income Fund, a series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Parts A and B of this Amendment are incorporated by reference to the electronic filing made on April 20, 2026, under Accession Number 0001193125-26-164336.

PART C.

OTHER INFORMATION

Item 15.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Sixth Amended and Restated Agreement and Declaration of Trust, as amended, and Article VIII of its Bylaws, and are hereby incorporated by reference. See Items 16(1) and (2) below. Under the Sixth Amended and Restated Agreement and Declaration of Trust, dated June 11, 2026, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and an additional $95,000,000 of excess coverage (plus an additional $30,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco Advisers”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, on behalf of Registrant, and each of Invesco Management S.A. (through its assumptions of the duties and obligations of Invesco Asset Management Deutschland GmbH under the Sub-Advisory Contract), Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., and separate Sub-Advisory Agreements with Invesco Capital Management LLC and OppenheimerFunds, Inc. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-

Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

1	Sixth Amended and Restated Agreement and Declaration of Trust of Registrant dated June 11, 2026. (*)

2	Bylaws of Registrant adopted effective June 11, 2026. (*)

3	Voting Trust Agreements - None

4	Agreement and Plan of Reorganization by and among the Registrants, on behalf of certain series portfolios, dated December 9, 2025. (46)

5	Articles II, VI, VII, VIII and IX of the Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Bylaws define rights of holders of shares.

6(a)(1)	Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (3)

6(a)(2)	Amendment No. 1, dated August 21, 2020, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (4)

6(a)(3)	Amendment No. 2, dated September 30, 2020, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (4)

6(a)(4)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (4)

6(a)(5)	Amendment No. 4, dated April 23, 2021, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (5)

6(a)(6)	Amendment No. 5, dated July 15, 2021, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (6)

6(a)(7)	Amendment No. 6 dated February 13, 2023, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (1)

6(a)(8)	Amendment No. 7 dated December 1, 2023, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (34)

6(a)(9)	Amendment No. 8 dated July 1, 2024, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (34)

6(a)(10)	Amendment No. 9 dated September 10, 2024, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (34)

6(b)(1)	Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of the Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (3)

6(b)(2)	Amendment No. 1, effective August 21, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of the Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (4)

6(b)(3)	Amendment No. 2, effective September 30, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of the Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (4)

6(b)(4)	Amendment No. 3, effective October 9, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of the Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (4)

6(b)(5)	Amendment No. 4, effective April 23, 2021, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of the Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (5)

6(b)(6)	Amendment No. 5, effective July 15, 2021, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of the Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (2)

6(b)(7)	Amendment No. 6 effective February 21, 2023, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of the Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (7)

6(b)(8)	Amendment No. 7 effective December 1, 2023, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of the Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (34)

6(b)(9)	Amendment No.8 effective December 20, 2024, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of the Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (44)

6(b)(10)	Amendment and Assumption Agreement between Invesco Advisers, Inc., on behalf of Registrant, and Invesco Management S.A. (through its assumption of the duties and obligations of Invesco Asset Management Deutschland GmbH under the Sub-Advisory Contract) dated September 11, 2025. (43)

6(c)(1)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (3)

6(c)(2)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (4)

6(c)(3)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (4)

6(c)(4)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (4)

6(c)(5)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (8)

6(c)(6)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (9)

6(c)(7)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (10)

6(c)(8)	Amendment No. 7, dated July 1, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (11)

6(c)(9)	Amendment No. 8, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (11)

6(c)(10)	Amendment No. 9, dated February 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (11)

6(c)(11)	Amendment No. 10, dated April 29, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (11)

6(c)(12)	Amendment No. 11, dated September 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (2)

6(c)(13)	Amendment No. 12, dated January 23, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (12)

6(c)(14)	Amendment No. 13 dated February 13, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (1)

6(c)(15)	Amendment No. 14 dated April 24, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (13)

6(c)(16)	Amendment No. 15 dated June 14, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (13)

6(c)(17)	Amendment No. 16, dated September 21,2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (7)

6(c)(18)	Amendment No. 17, dated December 1, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (14)

6(c)(19)	Amendment No. 18, dated December 19, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (14)

6(c)(20)	Amendment No. 19, dated April 29, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (15)

6(c)(21)	Amendment No. 20, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (34)

6(c)(22)	Amendment No. 21, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (35)

6(c)(23)	Amendment No. 22, dated December 11, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (35)

6(c)(24)	Amendment No. 23, dated December 11, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (35)

6(c)(25)	Amendment No. 24, dated December 11, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (35)

6(c)(26)	Amendment No. 25, dated December 11, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (36)

6(c)(27)	Amendment No. 26, dated June 16, 2025, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (41)

6(d)(1)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (3)

6(d)(2)	Amendment No. 1, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (16)

6(d)(3)	Amendment No. 2, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (10)

6(d)(4)	Amendment No. 3, dated April 23, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (10)

6(d)(5)	Amendment No. 4, dated March 16, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (7)

6(d)(6)	Amendment No. 5, dated December 1, 2023, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(17)

6(d)(7)	Amendment No. 6, dated December 19, 2023, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(17)

6(d)(8)	Amendment No. 7, dated April 29, 2024, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(18)

6(d)(9)	Amendment No. 8, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(34)

6(d)(10)	Amendment No. 9, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(35)

6(d)(11)	Amendment No. 10, dated December 11, 2024, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(35)

6(d)(12)	Amendment No. 11, dated December 11, 2024, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(35)

6(d)(13)	Amendment No. 12, dated June 16, 2025, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(41)

7(a)(1)	Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (3)

7(a)(2)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (4)

7(a)(3)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (4)

7(a)(4)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (4)

7(a)(5)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (19)

7(a)(6)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (9)

7(a)(7)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (10)

7(a)(8)	Amendment No. 7, dated July 15, 2021, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (11)

7(a)(9)	Amendment No. 8, dated August 2, 2021, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (11)

7(a)(10)	Amendment No. 9, dated February 28, 2022, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (11)

7(a)(11)	Amendment No. 10, dated April 29, 2022, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (11)

7(a)(12)	Amendment No. 11, dated September 28, 2022, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (2)

7(a)(13)	Amendment No. 12, dated January 23, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (12)

7(a)(14)	Amendment No. 13, dated February 10, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (12)

7(a)(15)	Amendment No. 14, dated February 13, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (1)

7(a)(16)	Amendment No. 15, dated April 24, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (13)

7(a)(17)	Amendment No. 16, dated June 14, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (13)

7(a)(18)	Amendment No. 17, dated September 21, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (7)

7(a)(19)	Amendment No. 18, dated December 1, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (14)

7(a))20)	Amendment No. 19, dated December 19, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (14)

7(a)(21)	Amendment No. 20, dated December 19, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (14)

7(a)(22)	Amendment No. 21, dated April 29, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (15)

7(a)(23)	Amendment No. 22, dated June 10, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (34)

7(a)(24)	Amendment No. 23, dated September 10, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (34)

7(a)(25)	Amendment No. 24, dated September 11, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (35)

7(a)(26)	Amendment No. 25, dated September 10, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (35)

7(a)(27)	Amendment No. 26, dated December 11, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (35)

7(a)(28)	Amendment No. 27, dated December 11, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (35)

7(a)(28)	Amendment No. 28, dated December 11, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (35)

7(a)(30)	Amendment No. 29, dated December 11, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (36)

7(a)(31)	Amendment No. 30, dated June 16, 2025, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (41)

8(a)	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013. (21)

8(b)	Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2011. (21)

8(c)	Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement. (18)

9	Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated June 1, 2018. (22)

10(a)(1)	Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (28)

10(a)(2)	Amendment No. 1 dated September 28, 2022, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (12)

10(a)(3)	Amendment No. 2 dated January 23, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (12)

10(a)(4)	Amendment No. 3 dated February 10, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (12)

10(a)(5)	Amendment No. 4 dated April 24, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (29)

10(a)(6)	Amendment No. 5 dated March 16, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (29)

10(a)(7)	Amendment No. 6 dated September 21, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (7)

10(a)(8)	Amendment No. 7 dated December 19, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (30)

10(a)(9)	Amendment No. 8 dated April 29, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (33)

10(a)(10)	Amendment No. 9 dated June 10, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (33)

10(a)(11)	Amendment No. 10 dated September 11, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (34)

10(a)(12)	Amendment No. 11 dated September 10, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (34)

10(a)(13)	Amendment No. 12 dated September 10, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (35)

10(a)(14)	Amendment No. 13 dated December 11, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (35)

10(a)(15)	Amendment No. 14 dated December 11, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (35)

10(a)(16)	Amendment No. 15 dated December 11, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (35)

10(a)(17)	Amendment No. 16 dated December 11, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (36)

10(a)(18)	Amendment No. 17 dated June 16, 2025, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (41)

10(a)(19)	Amendment No. 18 dated December 9, 2025, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (45)

10(b)(1)	Fourth Amended and Restated Distribution Plan (Reimbursement), effective July 1, 2022. (28)

10(b)(2)	Amendment No. 1 dated February 10, 2023, to the Fourth Amended and Restated Distribution Plan (Reimbursement), effective July 1, 2022. (12)

10(b)(3)	Amendment No. 2 dated September 11, 2024, to the Fourth Amended and Restated Distribution Plan (Reimbursement), effective July 1, 2022. (33)

10(b)(4)	Amendment No. 3 dated September 11, 2024, to the Fourth Amended and Restated Distribution Plan (Reimbursement), effective July 1, 2022. (35)

10(b)(5)	Amendment No. 4 dated December 11, 2024, to the Fourth Amended and Restated Distribution Plan (Reimbursement), effective July 1, 2022. (35)

10(b)(6)	Amendment No. 5 dated June 16, 2025, to the Fourth Amended and Restated Distribution Plan (Reimbursement), effective July 1, 2022. (41)

10(b)(7)	Amendment No. 6 dated June 17, 2025, 2024, to the Fourth Amended and Restated Distribution Plan (Reimbursement), effective July 1, 2022. (42)

10(c)(1)	Second Amended and Restated Service Plan (Reimbursement), effective July 1, 2022. (28)

10(c)(2)	Amendment No. 1 dated March 16, 2023, to the Second Amended and Restated Service Plan (Reimbursement), effective July 1, 2022. (31)

10(c)(3)	Amendment No. 2 dated December 19, 2023, to the Second Amended and Restated Service Plan (Reimbursement), effective July 1, 2022. (35)

10(c)(4)	Amendment No. 3 dated September 10, 2024, to the Second Amended and Restated Service Plan (Reimbursement), effective July 1, 2022. (34)

10(c)(5)	Amendment No. 4 dated December 11, 2024, to the Second Amended and Restated Service Plan (Reimbursement), effective July 1, 2022. (37)

10(c)(6)	Amendment No. 5 dated June 16, 2025, to the Second Amended and Restated Service Plan (Reimbursement), effective July 1, 2022. (41)

10(d)	Amended and Restated Multiple Class Plan of The Invesco Funds effective March 26, 2024. (38)

11	Opinion and Consent of Stradley Ronon Stevens & Young, LLP. (47)

12	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders. (*)

13(a)(1)	Fifth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Services, Inc.(3)

13(a)(2)	Amendment No. 1, dated July 1, 2021, to the Fifth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Services, Inc.(6)

13(a)(3)	Notice to the Transfer Agent effective August 28, 2025. (42)

13(a)(4)	Notice to the Transfer Agent effective February 20, 2026. (45)

13(b)(1)	Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc.(3)

13(b)(2)	Amendment No. 1, dated August 21, 2020, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (4)

13(b)(3)	Amendment No. 2, dated September 30, 2020, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (4)

13(b)(4)	Amendment No. 3, dated October 9, 2020, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (4)

13(b)(5)	Amendment No. 4, dated April 23, 2021, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (5)

13(b)(6)	Amendment No. 5, dated July 15, 2021, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (6)

13(b)(7)	Amendment No. 6 dated February 13, 2023, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (1)

13(b)(8)	Amendment No. 7 dated December 1, 2023, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (34)

13(b)(9)	Amendment No. 8 dated September 10, 2024, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (34)

13(c)	Memorandum of Agreement, dated December 10, 2025, regarding expense limitations, between Registrant and Invesco Advisers, Inc. (44)

13(d)	Memorandum of Agreement, dated December 10, 2025, regarding advisory fee waivers and affiliated money market fund waivers, between Registrant and Invesco Advisers, Inc. (44)

13(e)	Eighth Amended and Restated Memorandum of Agreement, regarding securities lending, dated July 1, 2014, between Registrant and Invesco Advisers, Inc. (21)

13(f)	Interfund Lending Agreement, dated December 12, 2016, between Registrant and Invesco Advisers, Inc. (23)

14	Consent of PricewaterhouseCoopers LLP. (47)

15	Omitted Financial Statements - None

16	Power of Attorney (47)

17(a)(1)	Initial Capitalization Agreement of Registrant’s AIM Structured Core Fund, AIM Structured Growth Fund and AIM Structured Value Fund, dated March 29, 2006. (24)

17(a)(2)	Initial Capitalization Agreement of Registrant’s AIM Select Real Estate Income Fund, dated March 8, 2007. (25)

17(a)(3)	Initial Capitalization Agreement of Investor Class shares of Registrant’s AIM Structured Core Fund dated December 20, 2007. (25)

17(a)(4)	Initial Capitalization Agreement of AIM Core Plus Bond Fund dated June 1, 2009. (26)

17(a)(5)	Initial Capitalization Agreement of Class Y shares of Registrant’s AIM Core Plus Bond Fund, AIM Floating Rate Fund, AIM Multi-Sector Fund, AIM Select Real Estate Income Fund, AIM Structured Core Fund, AIM Structured Growth Fund and AIM Structured Value Fund dated October 2, 2008. (26)

17(a)(6)	Agreement concerning Initial Capital Investment in Portfolios of the Registrant dated June 1, 2010, for Class B Shares and Class C Shares of Invesco Large Cap Relative Value Fund, Class Y Shares of Invesco Balanced Fund and Invesco Van Kampen Pennsylvania Tax Free Income Fund and Institutional Class Shares of Invesco Van Kampen Equity and Income Fund and Invesco Van Kampen Growth and Income Fund. (27)

17(a)(7)	Initial Capitalization Agreement of Class R5 Shares of Registrant’s Invesco Small Cap Discovery Fund and Class R6 Shares of Registrant’s Invesco Equally–Weighted S&P 500 Fund and Invesco Small Cap Discovery Fund dated September 24, 2012. (17)

17(a)(8)	Initial Capitalization Agreement of Invesco Strategic Real Return Fund dated April 21, 2014. (21)

17(a)(9)	Initial Capitalization Agreement of Invesco Short Duration High Yield Municipal Fund dated September 29, 2015. (18)

17(a)(10)	Initial Capitalization Agreement of Class R6 Shares of Invesco NASDAQ 100 Index Fund dated October 8, 2020. (4)

17(a)(11)	Initial Capitalization Agreement of Invesco SMA Municipal Bond Fund dated February 21, 2023. (1)

17(b)(1)	Code of Ethics and Personal Trading Policy for North America, dated January 2026 relating to Invesco Advisers, Inc., Invesco Canada Ltd., Invesco Senior Secured Management and Invesco Capital Management, LLC. (45)

17(b)(2)	Code of Ethics and Personal Trading Policy for EMEA dated January 2026, relating to Invesco Asset Management Limited and Invesco Management S.A. (45)

17(b)(3)	Code of Ethics and Personal Trading Policy for APAC, dated January 2026, relating to Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited. (45)

(1)	Previously filed with PEA No. 177 to the Registration Statement of Registrant filed on February 17, 2023 and incorporated by reference herein.
(2)	Incorporated by reference to Post-Effective Amendment No. 174 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on December 15, 2022.
(3)	Previously filed with PEA No. 137 to Registration Statement of Registrant filed on August 20, 2020 and incorporated by reference herein.
(4)	Previously filed with PEA No. 139 to Registration Statement of Registrant filed on October 13, 2020 and incorporated by reference herein.
(5)	Previously filed with PEA No. 152 to the Registration Statement of Registrant filed on July 14, 2021 and incorporated by reference herein.
(6)	Previously filed with PEA No. 159 to the Registration Statement of Registrant filed on December 16, 2021 and incorporated by reference herein.
(7)	Previously filed with PEA No. 189 to the Registration Statement of Registrant filed on December 14, 2023 and incorporated by reference herein.
(8)	Incorporated by reference to Post-Effective Amendment No. 141 to AIM Equity Funds (Invesco Equity Funds) Registration Statement on Form N-1A on February 25, 2021.
(9)	Incorporated herein by reference to Post-Effective Amendment No. 192 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A on March 30, 2021.
(10)	Incorporated herein by reference to Post-Effective Amendment No.163 to AIM Growth Series (Invesco Growth Series) Registration on Form N-1A on April 29, 2021.
(11)	Incorporated by reference to Post-Effective Amendment No. 105 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on June 27, 2022.
(12)	Incorporated herein by reference to Post-Effective Amendment No. 195 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A on February 28, 2023.
(13)	Incorporated by reference to PEA No. 108 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on June 27, 2023.
(14)	Incorporated herein by reference to Post-Effective Amendment No. 104 to AIM International Mutual Funds (Invesco International Mutual Funds) Registration Statement on Form N-1A on February 27, 2024.
(15)	Incorporated herein by reference to Post-Effective Amendment No. 198 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A on March 27, 2024.
(16)	Previously filed with PEA No. 143 to the Registration Statement of Registrant filed on December 18, 2020 and incorporated by reference herein.
(17)	Previously filed with PEA No. 53 to the Registration Statement of Registrant filed on December 19, 2012 and incorporated by reference herein.
(18)	Previously filed with PEA No. 65 to the Registration Statement of Registrant filed on December 16, 2015 and incorporated by reference herein.
(19)	Incorporated by reference to Post-Effective Amendment No. 191 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A on February 22, 2021.
(20)	Previously filed with PEA No. 35 to the Registration Statement of Registrant filed on March 11, 2009 and incorporated by reference herein.
(21)	Previously filed with PEA No. 61 to the Registration Statement of Registrant filed on December 17, 2014 and incorporated by reference herein.
(22)	Previously filed with PEA No. 104 to the Registration Statement of Registrant filed on December 19, 2018 and incorporated by reference herein.
(23)	Previously filed with PEA No. 71 to the Registration Statement of Registrant filed on March 31, 2017 and incorporated by reference herein.
(24)	Previously filed with PEA No. 24 to the Registration Statement of Registrant filed on April 13, 2006 and incorporated by reference herein.
(25)	Previously filed with PEA No. 30 to the Registration Statement of Registrant filed on October 18, 2007 and incorporated by reference herein.
(26)	Previously filed with PEA No. 38 to the Registration Statement of Registrant filed on December 3, 2009 and incorporated by reference herein.
(27)	Previously filed with PEA No. 43 to the Registration Statement of Registrant filed on July 26, 2010 and incorporated by reference herein.

(28)	Incorporated by reference to Post-Effective Amendment No. 121 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on August 25, 2022.
(29)	Incorporated herein by reference to Post-Effective Amendment No. 122 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A on August 25, 2023.
(30)	Incorporated herein by reference to Post-Effective Amendment No. 197 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A on February 27, 2024.
(31)	Incorporated by reference to PEA No. 95 to AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) Registration Statement on Form N-1A, filed on June 27, 2023.
(32)	Incorporated herein by reference to Post-Effective Amendment No. 191 to AIM Counselor Series Trust (Invesco Counselor Series) Registration Statement on Form N-1A on February 2, 2024.
(33)	Incorporated by reference to PEA No. 105 to AIM International Mutual Funds (Invesco International Mutual Funds) Registration Statement on Form N-1A, filed on October 10, 2024.
(34)	Previously filed with PEA No. 203 to Registration Statement of Registrant filed on December 19, 2024 and incorporated by reference herein.
(35)	Incorporated by reference to Post-Effective Amendment No. 199 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A on February 27, 2025.
(36)	Incorporated by reference to Post-Effective Amendment No. 142 to AIM Funds Group (Invesco Funds Group) Registration Statement on Form N-1A on April 29, 2025.
(37)	Incorporated by reference to Post-Effective Amendment No. 200 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A on March 28, 2025.
(38)	Incorporated by reference to Post-Effective Amendment No. 94 to Short-Term Investments Trust Registration Statement on Form N-1A on March 28, 2024.
(39)	Incorporated by reference to Pre Effective Amendment No. 1 to Invesco Senior Income Trust Registration Statement of Form N-2, filed on February 7, 2025.
(40)	Incorporated herein by reference to Post Effective Amendment No. 205 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on January 31, 2025.
(41)	Incorporated by reference to PEA No. 109 to AIM International Mutual Funds (Invesco International Mutual Funds) Registration Statement on Form N-1A, filed on August 22, 2025.
(42)	Previously filed with PEA No. 213 to the Registration Statement of Registrant filed on August 28, 2025 and incorporated by reference herein.
(43)	Incorporated by reference to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Registration Statement on Form N-14, filed on December 10, 2025.
(44)	Previously filed with PEA No. 218 to the Registration Statement of Registrant filed on December 18, 2025 and incorporated by reference herein.
(45)	Previously filed with PEA No. 222 to the Registration Statement of Registrant filed on February 20, 2026 and incorporated by reference herein.
(46)	Incorporated herein by reference to the definitive materials on Form N-14, filed electronically on April 20, 2026.
(47)	Incorporated herein by reference to Registration Statement on Form N-14, filed on February 27, 2026.
(*)	Filed herewith electronically.

Item 17.	Undertakings

(1)   The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)   The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston and State of Texas on the 9th day of September 2026.

Registrant:	AIM COUNSELOR SERIES TRUST INVESCO COUNSELOR SERIES TRUST

/s/ Glenn Brightman
Glenn Brightman, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Glenn Brightman (Glenn Brightman)	President (Principal Executive Officer)	September 9, 2026

/s/ Beth Ann Brown* (Beth Ann Brown)	Trustee	September 9, 2026

/s/ Carol Deckbar* (Carol Deckbar)	Trustee	September 9, 2026

/s/ Cynthia Hostetler* (Cynthia Hostetler)	Trustee	September 9, 2026

/s/ Eli Jones* (Eli Jones)	Trustee	September 9, 2026

/s/ Elizabeth Krentzman* (Elizabeth Krentzman)	Trustee	September 9, 2026

/s/ Jeffrey H. Kupor* (Jeffrey H. Kupor)	Trustee	September 9, 2026

/s/ Anthony J. LaCava, Jr.* (Anthony J. LaCava, Jr.)	Trustee	September 9, 2026

/s/ James Liddy* (James Liddy)	Trustee	September 9, 2026

/s/ Edward Perkin* (Edward Perkin)	Trustee	September 9, 2026

/s/ Douglas Sharp* (Douglas Sharp)	Trustee	September 9, 2026

SIGNATURES	TITLE	DATE

/s/ Daniel S. Vandivort* (Daniel S. Vandivort)	Trustee	September 9, 2026

/s/ Adrien Deberghes (Adrien Deberghes)	Senior Vice President & Treasurer (Principal Financial Officer)	September 9, 2026

By	/s/ Glenn Brightman
(Glenn Brightman)
Attorney-in-Fact

*	Glenn Brightman, pursuant to power of attorney dated December 9, 2025, incorporated herein by reference to Registration Statement on Form N-14, filed on February 27, 2026.

INDEX

Exhibit Number	Description

1	Sixth Amended and Restated Agreement and Declaration of Trust of Registrant dated June 11, 2026.

2	Bylaws of Registrant adopted effective June 11, 2026.

12	Opinion of Stradley Ronon Stevens & Young, LLP supporting tax matters and consequences to shareholders.